[MFS LOGO]

WE INVENTED THE MUTUAL FUND[RegTM]

     MFS[RegTM] VARIABLE INSURANCE TRUST[SM]


     MAY 1, 1999
                                                                     Prospectus

     MFS[RegTM] EMERGING GROWTH SERIES

     MFS[RegTM] CAPITAL OPPORTUNITIES SERIES

     MFS[RegTM] GROWTH WITH INCOME SERIES

     MFS[RegTM] NEW DISCOVERY SERIES

     MFS[RegTM] GROWTH SERIES

     MFS[RegTM] TOTAL RETURN SERIES

     MFS[RegTM] HIGH INCOME SERIES

     MFS[RegTM] GLOBAL EQUITY SERIES

--------------------------------------------------------------------------------
This Prospectus describes eight of the series of the MFS Variable Insurance Trust (referred to as the trust):


1. MFS Emerging Growth Series seeks to provide long-term growth of capital (referred to as the Emerging Growth Series);

2. MFS Capital Opportunities Series seeks capital appreciation (referred to as the Capital Opportunities Series);

3. MFS Growth With Income Series seeks to provide reasonable current income and long-term growth of capital and income (referred to as the Growth With Income Series);

4. MFS New Discovery Series seeks capital appreciation (referred to as the New Discovery Series);

5. MFS Growth Series seeks to provide long-term growth of capital and future income rather than current income (referred to as the Growth Series);

6. MFS Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series);

7. MFS High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features (referred to as the High Income Series); and

8. MFS Global Equity Series seeks capital appreciation (referred to as the Global Equity Series);

The Securities and Exchange Commission has not approved the series' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                                                     Page
I     Expense Summary ............................................   1

II    Risk Return Summary ........................................   3

      1. Emerging Growth Series ..................................   3

      2. Capital Opportunities Series ............................   5

      3. Growth With Income Series ...............................   8

      4. New Discovery Series ....................................  10

      5. Growth Series ...........................................  12

      6. Total Return Series .....................................  14

      7. High Income Series ......................................  18

      8. Global Equity Series ....................................  21

III   Certain Investment Strategies and Risks ....................  23

IV    Management of the Series ...................................  23

V     Description of Shares ......................................  23

VI    Other Information ..........................................  24

VII   Financial Highlights .......................................  25

      Appendix A -- Investment Techniques and Practices ..........  A-1

   The trust offers shares of its 15 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Eight of these series are described below.


I  EXPENSE SUMMARY

[arrow] Expense Table

        This table describes the expense that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

        Annual Series Operating Expenses (expenses that are deducted from a series' assets):

                                                                                             Growth
                                                          Emerging          Capital           With              New
                                                           Growth        Opportunities       Income          Discovery
                                                           Series           Series           Series           Series
                                                         ----------   ------------------   ----------   ------------------
   Management Fee ....................................       0.75%            0.75%            0.75%            0.90%
   Other Expenses(1) .................................       0.10%            0.36%            0.13%            4.32%
                                                             ----            -----             ----            -----
   Total Annual Series Operating Expenses(1) .........       0.85%            1.11%            0.88%            5.22%
    Expense Reimbursement ............................         --            (0.09)%(2)          --            (4.05)%(2)
                                                             ----            -----             ----            -----
    Net Expenses(1) ..................................       0.85%            1.02%            0.88%            1.17%


                                                                                 Total        High            Global
                                                               Growth           Return       Income           Equity
                                                               Series           Series       Series           Series
                                                         ------------------   ----------   ----------   ------------------
   Management Fee ....................................           0.75%            0.75%        0.75%            1.00%
   Other Expenses(1) .................................           3.28%            0.16%        0.28%            3.28%
                                                                -----             ----         ----            -----
   Total Annual Series Operating Expenses(1) .........           4.03%            0.91%        1.03%            4.28%
    Expense Reimbursement ............................          (3.03)%(2)          --           --            (3.03)%(2)
                                                                -----             ----         ----            -----
    Net Expenses(1) ..................................           1.00%            0.91%        1.03%            1.25%

   -----------
   (1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
   (2) MFS has contractually agreed to bear expenses for these series, subject to reimbursement by these series, such that each such series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series' equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2001, in the case of the New Discovery Series and May 1, 2002 in the case of the Growth Series and the Global Equity Series). MFS may, in its discretion, terminate this contractual arrangement at an earlier date, provided that the arrangement will continue for each series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series.


[arrow] Example of Expenses

        These examples are intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

        The examples assume that:

        o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

        o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

        o The series' operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                     Period
                                  --------------------------------------------
Series                              1 Year    3 Years     5 Years    10 Years
--------------------------------- --------- ----------- ----------- ----------
   Emerging Growth Series             $ 87      $  271      $  471     $1,049
   Capital Opportunities Series        104         344         603      1,344
   Growth With Income Series            90         281         488      1,084
   New Discovery Series                119       1,201       2,278      4,949
   Growth Series                       102         948          --         --
   Total Return Series                  93         290         504      1,120
   High Income Series                  105         328         569      1,259
   Global Equity Series                127       1,022          --         --

II  RISK RETURN SUMMARY

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."


        1: Emerging Growth Series
        ........................................................................
[arrow] Investment Objective

        The series' investment objective is long term growth of capital. The series' objective may be changed without shareholder approval.

[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

        o early in their life cycle but which have the potential to become major enterprises, or

        o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

        Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

              [arrow] have limited product lines, markets and financial
                       resources

              [arrow] are dependent on management by one or a few key
                      individuals

              [arrow] have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

        o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[arrow] Bar Chart and Performance Table

        The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


        Bar Chart

        The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[BAR CHART]

                 1996          1997          1998

                 17.02%        21.90%        34.16%

[END OF BAR CHART]

           During the period shown in the bar chart, the highest quarterly return was 27.04% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (13.11)% (for the calendar quarter ended September 30, 1998).


        Performance Table

        This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.


        Average Annual Total Returns as of December 31, 1998
        .......................................................................

                                                      1 Year             Life
   Emerging Growth Series*                             34.16%           +26.55%

   Russell 2000 Total Return Index**+                  -2.55%           +12.03%

   Standard & Poor's 500 Composite Index**++          +28.58%           +28.16%

   -----------
   * "Life" refers to the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 1998.
   ** Source: CDA/Wiesenberger. "Life" refers to the period from August 1, 1995, through December 31, 1998.
   + The Russell 2000 Total Return Index is a broad based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, the American Stock Exchange, and Nasdaq.
   ++ The Standard & Poor's 500 Composite Index is a broad based, unmanaged index of common stock total return performance.


[arrow] Portfolio Manager

        John W. Ballen, President of MFS, has been employed by the Adviser as a portfolio manager since 1984. Mr. Ballen has been the series' portfolio manager since its inception. Toni Y. Shimura, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Ms. Shimura became portfolio manager of the series on November 30, 1995.

        2: Capital Opportunities Series
        ........................................................................

[arrow] Investment Objective

        The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.


[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospectus and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

        The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

        o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

              [arrow] These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

              [arrow] Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

              [arrow] Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

              [arrow] Foreign markets may be less liquid and more volatile than
                      U.S. markets.

              [arrow] Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

        o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

              [arrow] All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

              [arrow] The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[arrow] Bar Chart and Performance Table

        The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


        Bar Chart

        The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[BAR CHART]

                          1997            1998

                          26.47%          26.80%

[END OF BAR CHART]


          During the period shown in the bar chart, the highest quarterly return was 24.04% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (13.91)% (for the calendar quarter ended September 30, 1998).

        Performance Table

        This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.


        Average Annual Total Returns as of December 31, 1998
        ........................................................................

                                                        1 Year          Life
   Capital Opportunities Series*                        26.80%         26.33%

   Standard & Poor's 500 Composite Index **++           28.58%         28.16%

   -----------
   * "Life" refers to the period from the commencement of the series' investment operations on August 4, 1996, through December 31, 1998.
   ++ Source: CDA/Wiesenberger. "Life" refers to the period from September 1, 1996, through December 31, 1998.
   ** The Standard & Poor's 500 Composite Index is a broad based, unmanaged index of common stock total return performance.


[arrow] Portfolio Manager

        Maura A. Shaughnessy, a Senior Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1991. Ms. Shaughnessy has been the series' portfolio manager since February 24, 1999.

        3: Growth With Income Series
        ........................................................................

[arrow] Investment Objective

        The series' investment objective is to provide reasonable current income and long-term growth of capital and income. The series' objective may be changed without shareholder approval.


[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

        The series may invest in foreign securities a broad measure of market performance and may have exposure to foreign currencies.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

        The principal risks of investing in the series are:

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

        o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

              [arrow] These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

              [arrow] Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

              [arrow] Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

              [arrow] Foreign markets may be less liquid and more volatile than
                      U.S. markets.

              [arrow] Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[arrow] Bar Chart and Performance Table

        The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


        Bar Chart

        The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[BAR CHART]

                   1996          1997          1998

                   24.46%        29.78%        22.32%

[END OF BAR CHART]

          During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (10.95)% (for the calendar quarter ended September 30, 1998).


        Performance Table

        This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.


        Average Annual Total Returns as of December 31, 1998
        ........................................................................

                                                        1 Year             Life
        Growth With Income Series*                      22.32%            25.98%

        Standard & Poor's 500 Composite Index **++      28.58%            28.16%

   ------------
   * "Life" refers to the period from the commencement of the series' investment operations on October 9, 1995, through December 31, 1998.
   ++ Source: CDA/Wiesenberger. "Life" refers to the period from November 1, 1995, through December 31, 1998.
   ** The Standard & Poor's 500 Composite Index is a broad based, unmanaged index of common stock total return performance.


[arrow] Portfolio Manager

        John D. Laupheimer, a Senior Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1981. Mr. Laupheimer has been the series' portfolio manager since its inception. Mitchell D. Dynan, a Senior Vice President of the Adviser, has been employed as a portfolio manager since 1986. Mr. Dynan has been the series' portfolio manager since May 1, 1999.

        4: New Discovery Series
        ........................................................................

[arrow] Investment Objective

        The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.

[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

        o early in their life cycle but which have the potential to become major enterprises, or

        o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

        While emerging growth companies may be of any size, the series will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o Emerging Growth Companies Risk: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

              [arrow] have limited product lines, markets and financial
                      resources

              [arrow] are dependent on management by one or a few key
                      individuals

              [arrow] have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

        o Small Cap Companies Risk: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

        o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[arrow] Bar Chart and Performance Table

        The bar chart and performance table are not included because the series did not have a full calendar year of operations on December 31, 1998.

[arrow] Portfolio Manager

        Brian E. Stack, a Senior Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1993. Mr. Stack has been the series' portfolio manager since its inception.

        5: Growth Series
        ........................................................................

[arrow] Investment Objective

        The series' investment objective is to provide long-term growth of capital and future income rather than current income. The series' objective may be changed without shareholder approval.


[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

        In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

        o a strong franchise, strong cash flows and a recurring revenue stream

        o a strong industry position, where there is

              [arrow] potential for high profit margins

              [arrow] substantial barriers to new entry in the industry

        o a strong management with a clearly defined strategy

        o new products or services

        The series may invest in foreign securities through which it may have exposure to foreign currencies.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Growth Companies Risk: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

        o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

              [arrow] These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

              [arrow] Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

              [arrow] Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

              [arrow] Foreign markets may be less liquid and more volatile than
                      U.S. markets.

              [arrow] Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[arrow] Bar Chart and Performance Table

        The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1998.


[arrow] Portfolio Manager

        Stephen Pesek, a Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1994. Mr. Pesek has been the series portfolio manager since its inception.

   6: Total Return Series
   ............................................................................

[arrow] Investment Objectives

        The series' investment objective is primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. The series' objectives may be changed without shareholder approval.


[arrow] Principal Investment Policies

        The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

        o at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

        o at least 25% of its net assets in non-convertible fixed income securities.

        The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

        Equity Investments. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

        o they are viewed by MFS as being temporarily out of favor in the market due to

              [arrow] a decline in the market,

              [arrow] poor economic conditions,

              [arrow] developments that have affected or may affect the issuer of the securities or the issuer's industry, or

        o the market has overlooked them.

        Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

        As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

        o a fixed income stream, and

        o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.

        Fixed Income Investments. The series invests in securities which pay a fixed interest rate, which include:

        o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities,

        o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

        o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities.

        In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets.

        This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Allocation Risk: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Undervalued Securities Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

        o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

        o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

        o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

        o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

        o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

        o Mortgage and Asset-Backed Securities:

            [arrow] Maturity Risk:

               [dagger] Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                      + When interest rates fall, homeowners are more likely to
                        prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                      + When interest rates rise, homeowners are less likely to
                        prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               [dagger] Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               [dagger] Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

      [arrow] Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[arrow] Bar Chart and Performance Table

        The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


        Bar Chart

        The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[BAR CHART]

               1996          1997          1998

               14.37%        21.30%        12.33%

[END OF BAR CHART]


          During the period shown in the bar chart, the highest quarterly return was 9.86% (for the calendar quarter ended June 30, 1997) and the lowest quarterly return was (4.28)% (for the calendar quarter ended September 30, 1998).

        Performance Table

        This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.


        Average Annual Total Returns as of December 31, 1998
        ........................................................................

                                                             1 Year         Life
   Total Return Series*                                      +12.33%        +18.73%

   S&P 500 Composite Index**+                                +28.58%        +30.41%

   Lehman Brothers Government/Corporate Bond Index**++       + 9.49%        + 8.58%

   Average balanced fund#                                    +13.48%        +17.64%

   -----------
   * "Life" refers to the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 1998.
   ** Source: CDA/Wiesenberger. "Life" refers to the period from February
      1, 1995, through December 31, 1998.
   # Source: Lipper Analytical Services, Inc. "Life" refers to the period from February 1, 1995, through December 31, 1998.
   + The Standard & Poor's 500 Composite Index is a broad based, unmanaged index of common stock total return performance.
   ++ The Lehman Brothers Government/Corporate Bond Index is a broad based, unmanaged, market-value-weighted index of U.S. Treasury and government-agency securities (excluding mortgage-backed securities) and investment-grade domestic corporate debt.


[arrow] Portfolio Manager

        David M. Calabro, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1992. Mr. Calabro is the head of the series' portfolio management team and a manager of the common stock portion of the series' portfolio. Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Mr. Kurinsky is the manager of the series' fixed income securities. Constantinos G. Mokas, a Vice President of MFS, has been a portfolio manager of the series since April 1, 1998, and has been employed by the Adviser as a portfolio manager since 1990. Mr. Mokas is the manager of the series' convertible securities. Lisa B. Nurme, a Senior Vice President of MFS, has been a portfolio manager of the series since July 19, 1995, and has been employed by the Adviser as a portfolio manager since 1987. Ms. Nurme is a manager of the common stock portion of the series' portfolio. Kenneth J. Enright, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1986 and has been a portfolio manager of the series since January 15, 1999. Mr. Enright is a manager of the common stock portion of the series' portfolio.

        7: High Income Series
        ........................................................................

[arrow] Investment Objective

        The series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The series' objective may be changed without shareholder approval.


[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

        While the series focuses its investments on bonds issued by corporations or similar entitles, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

        In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Allocation Risk: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

        o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

        o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

        o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

        o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

        o Junk Bond Risk:

              [arrow] Higher Credit Risk: Junk bonds are subject to a
                      substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

              [arrow] Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

        o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

              [arrow] These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

              [arrow] Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

              [arrow] Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

              [arrow] Foreign markets may be less liquid and more volatile than
                      U.S. markets.

              [arrow] Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[arrow] Bar Chart and Performance Table

        The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


        Bar Chart

        The bar chart shows changes in the annual total returns of the series' shares for each calendar year since they were first offered, assuming the reinvestment of distributions.


[BAR CHART]

          1996          1997          1998

          11.80%        13.62%        (0.18)%

[END OF BAR CHART]


          During the period shown in the bar chart, the highest quarterly return was 5.57% (for the calendar quarter ended September 30, 1996) and the lowest quarterly return was (7.28)% (for the calendar quarter ended September 30, 1998).

        Performance Table

        This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.


        Average Annual Total Returns as of December 31, 1998
        ........................................................................

                                                         1 Year           Life
        High Income Series*                              -0.18%          +8.77%

        Lehman Brothers High Yield Bond Index#++         +1.60%          +8.83%

        Lipper High Yield Bond Fund Index#+              -0.08%          +8.72%

        -------------------
        * "Life" refers to the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 1998.
        # Source: Lipper Analytical Services, Inc. "Life" refers to the period from August 1, 1995, through December 31, 1998.
        + The Lipper High Yield Bond Fund Index is a broad based, unmanaged, net-asset-value-weighted index of the largest qualifying mutual funds in this Lipper category adjusted for the reinvestment of capital gain distributions and income dividends.
        ++ The Lehman Brothers High Yield Bond Index is a broad based, unmanaged index of noninvestment-grade corporate debt.


[arrow] Portfolio Manager

        Bernard Scozzafava, a Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1989. Mr. Scozzafava has been the series' portfolio manager since its inception.

        8: Global Equity Series
        ........................................................................

[arrow] Investment Objective

        The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.


[arrow] Principal Investment Policies

        The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of U.S. and foreign (including emerging market) issuers. The series spreads its investments across these markets and focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series generally seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded. The series' investments may include securities traded in the over-the-counter markets.

        MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis performed by the series' portfolio manager and MFS' large group of equity research analysts.


[arrow] Principal Risks

        The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. As with any non-money market mutual fund, the share price of the series will change daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

        The principal risks of investing in the series are:

        o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

        o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

        o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

              [arrow] These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

              [arrow] Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

              [arrow] Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

              [arrow] Foreign markets may be less liquid and more volatile than
                      U.S. markets.

              [arrow] Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

        o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

              [arrow] All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

              [arrow] The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.

        o As with any mutual fund, you could lose money on your investment in the series.

        An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


        Bar Chart and Performance Table

        The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1998.


[arrow] Portfolio Manager

        The series' portfolio manager is David R. Mannheim, a Senior Vice President of MFS. Mr. Mannheim has been the portfolio manager of the series since its inception and has been employed as a portfolio manager by MFS since 1988.

III CERTAIN INVESTMENT STRATEGIES AND RISKS

   Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment policy may not be effective in protecting its value.

   Each series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains. Frequent trading also increases transaction costs, which could detract from the series' performance.

   Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).


IV MANAGEMENT OF THE SERIES

[arrow] Investment Adviser

        Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $102.9 billion on behalf of approximately 3.8 million investor accounts as of January 31, 1999. As of such date, the MFS organization managed approximately $73.6 billion of net assets in equity fund and equity portfolios. Approximately $4.7 billion of the assets managed by MFS are invested in securities of foreign issuers and foreign denominated securities of U.S. issuers. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

        MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services each series pays MFS an annual management fee as set forth in the Expense Summary.

        MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.


[arrow] Administrator

        MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.


[arrow] Distributor

        MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

[arrow] Shareholder Servicing Agent

        MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.


V DESCRIPTION OF SHARES

        The trust offers shares of each of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

VI OTHER INFORMATION

[arrow] Pricing of Series' Shares

        The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). To determine net asset value, each series, except for the Money Market Series, values its assets at current market values, or at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the series if current market values are unavailable. Fair value pricing may be used by a series when current market values are unavailable or when an event occurs after the close of the exchange on which the series' portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a series may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Series values its assets using the amortized cost method.

        Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

        Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.


[arrow] Distributions

        Each series intends to pay substantially all of its net income (including net short-term capital gain) to shareholders as dividends at least annually. Any realized net capital gains are also distributed at least annually.


[arrow] Tax Considerations

        Each series of the trust is treated as a separate entity for federal income tax purposes. As long as a series qualifies for treatment as a regulated investment company (which it has in the past and intends to do so in the future), it pays no federal income tax on the earnings it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

        Shares of the series are offered to insurance company separate accounts and qualified pension and retirement plan sponsors. Consult with the insurance company which issued your contract or your plan sponsor or financial advisor to understand the federal tax treatment of your investment.


[arrow] Right to Reject Purchase and Exchange Orders

        Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed.


[arrow] Market Timing Policies

        The series are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The series define a "market timer" as an individual, or organization acting on behalf of one or more individuals, if the individual or organization makes during the calendar year six or more exchange requests among the series.

        Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

        The series may impose specific limitations on market timers, including:

        o delaying for up to seven days the purchase side of an exchange request by market timers;

        o rejecting or otherwise restricting purchase or exchange requests by market timers; and

        o permitting exchanges by market timers only into certain series.


[arrow] In-kind distributions

        The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The series do not expect to make in-kind distributions.


[arrow] Unique Nature of Series

        MFS may serve as the investment adviser to other funds which have similar investment goals and principal investment policies and risks to the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.


[arrow] Year 2000 Readiness Disclosure

        The series could be adversely affected if the computer systems used by MFS, the series' other service providers or the companies in which the series invests do not properly process date-related information from and after January 1, 2000 (the "Year 2000 Issue"). MFS recognizes the importance of the Year 2000 Issue and, to address Year 2000 compliance, created a separately funded Year 2000 Program Management Office in 1996 comprised of a specialized staff reporting directly to MFS senior management. The Office, with the help of external consultants, is responsible for overall coordination, strategy formulation, communications and issue resolution with respect to Year 2000 issues. While MFS systems will be tested for Year 2000 readiness before the turn of the century, there are significant systems interdependencies in the domestic and foreign markets for securities, the business environments in which companies held by the series operate and in MFS' own business environment. MFS has been working with the series' other service providers to identify and respond to potential problems with respect to Year 2000 readiness and to develop contingency plans. Year 2000 readiness is also one of the factors considered by MFS in its ongoing assessment of companies in which the series invests. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the series.


[arrow] Potential Conflicts

        Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.


VII FINANCIAL HIGHLIGHTS

        The financial highlights table is intended to help you understand the series' financial performance for the past 5 years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

   1. Emerging Growth Series
   .............................................................................

                                                                                                         Period Ended
                                                                       Year Ended December 31,           December 31,
                                                                   1998          1997          1996         1995*
   ------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $ 16.13       $ 13.24       $ 11.41      $  10.00
                                                                 -------       -------       -------      --------
   Income from investment operations# --
    Net investment income (loss)[sec] .......................    $ (0.05)      $ (0.06)      $ (0.01)     $   0.01
    Net realized and unrealized gain on investments and
     foreign currency .......................................       5.55          2.95          1.95          1.74
                                                                 -------       -------       -------      --------
      Total from investment operations ......................    $  5.50       $  2.89       $  1.94      $   1.75
                                                                 -------       -------       -------      --------
   Less distributions declared to shareholders --
    From net investment income ..............................    $    --       $    --       $    --      $  (0.01)
    From net realized gain on investments and foreign
     currency transactions ..................................      (0.05)           --         (0.06)        (0.26)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................      (0.11)           --         (0.05)           --
    From paid-in capital ....................................         --            --            --         (0.07)
                                                                 -------       -------       -------      --------
      Total distributions declared to shareholders ..........    $ (0.16)      $    --       $ (0.11)     $  (0.34)
                                                                 -------       -------       -------      --------
   Net asset value -- end of period .........................    $ 21.47       $ 16.13       $ 13.24      $  11.41
                                                                 -------       -------       -------      --------
   Total return .............................................      34.16%        21.90%        17.02%        17.41%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................       0.85%         0.90%         1.00%         1.00%+
    Net investment income (loss) ............................      (0.29)%       (0.38)%       (0.08)%        0.10%+
   Portfolio turnover .......................................         71%          112%           96%           73%
   Net assets at end of period (000 omitted) ................   $908,987      $384,480      $104,956      $  3,869

   -----------
    * For the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 1995.
    + Annualized.
   ++ Not annualized.
    # Per share data are based on average shares outstanding.
   ## The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the series, the expenses of the series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:


    Net investment loss ...........    --      $(0.05)     $(0.03)      $(0.18)
    Ratios (to average net assets):
     Expenses## ...................    --        0.87%       1.16%        2.91%+
     Net investment loss ..........    --       (0.35)%     (0.23)%      (1.78)%+

       2. Capital Opportunities Series
       .........................................................................

                                                                                       Period Ended
                                                              Year Ended December 31,  December 31,
                                                                  1998        1997        1996*
   -------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................   $ 11.68     $ 10.66     $  10.00
                                                                -------     -------     --------
   Income from investment operations# --
    Net investment income[sec] ..............................   $  0.03     $  0.12     $   0.07
    Net realized and unrealized gain on investments and
     foreign currency .......................................      3.11        2.66         0.88
                                                                -------     -------     --------
      Total from investment operations ......................   $  3.14     $  2.78     $   0.95
                                                                -------     -------     --------
   Less distributions declared to shareholders --
    From net investment income ..............................   $ (0.02)    $ (0.09)    $  (0.03)
    From net realized gain on investments and foreign
     currency transactions ..................................     (0.01)      (1.54)       (0.21)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................        --          --        (0.01)
    From capital ............................................        --       (0.13)       (0.04)
                                                                -------     -------     --------
      Total distributions declared to shareholders ..........   $ (0.03)    $ (1.76)    $  (0.29)
                                                                -------     -------     --------
   Net asset value -- end of period .........................   $ 14.79     $ 11.68     $  10.66
                                                                -------     -------     --------
   Total return .............................................     26.80%      26.47%        8.78%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................      1.02%       1.02%        1.02%+
    Net investment income ...................................      0.21%       0.91%        1.72%+
   Portfolio turnover .......................................       144%        270%          44%
   Net assets at end of period (000 omitted) ................  $ 23,908     $ 5,660     $  1,351

   -----------
   * For the period from the commencement of the series' investment operations, August 14, 1996, through December 31, 1996.
   +  Annualized.
   ++ Not annualized.
    # Per share data are based on average shares outstanding.
   ## The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the series, the investment adviser agreed to maintain the expenses of the series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and ratios would have been:


    Net investment income (loss) ..........    $0.02      $(0.02)      $(0.04)
    Ratios (to average net assets):
     Expenses## ...........................     1.11%       2.08%        3.83%+
     Net investment income (loss) .........     0.12%      (0.18)%      (1.09)%+

   3. Growth With Income Series
   .............................................................................

                                                                                                   Period Ended
                                                                    Year Ended December 31,        December 31,
                                                                  1998        1997        1996        1995*
   ---------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ..................   $ 16.44    $   12.98    $  10.61     $  10.00
                                                               -------    ---------    --------     --------
   Income from investment operations# --
    Net investment income[sec] .............................   $  0.13    $    0.16    $   0.18     $   0.05
    Net realized and unrealized gain on investments and
     foreign currency ......................................      3.54        3.70         2.42          0.61
                                                               -------    ---------    --------     --------
      Total from investment operations .....................   $  3.67    $    3.86    $   2.60     $   0.66
                                                               -------    ---------    --------     --------
   Less distributions declared to shareholders --
    From net investment income .............................   $    --    $   (0.07)   $  (0.09)    $  (0.05)
    From net realized gain on investments and foreign
     currency transactions .................................        --        (0.29)      (0.13)          --
    In excess of net realized gain on investments and
     foreign currency transactions .........................        --        (0.04)      (0.01)          --
                                                               --------   ---------    --------     --------
      Total distributions declared to shareholders .........   $    --    $   (0.40)   $  (0.23)    $  (0.05)
                                                               --------   ---------    --------     --------
   Net asset value -- end of period ........................   $ 20.11    $   16.44    $  12.98     $  10.61
                                                               --------   ---------    --------     --------
   Total return ............................................     22.32%       29.78%      24.46%        6.64%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## .............................................      0.95%        1.00%       1.01%        1.00%+
    Net investment income ..................................      0.73%        0.93%       1.52%        2.20%+
   Portfolio turnover ......................................        57%          42%         41%           2%
   Net assets at end of period (000 omitted) ...............  $244,310    $  58,045    $  9,174     $    365

   ----------------
   * For the period from the commencement of the series' investment operations, October 9, 1995, through December 31, 1995.
   +  Annualized.
   ++ Not annualized.
   #  Per share data are based on average shares outstanding.
   ## The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian. The series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Prior to October 2, 1998, subject to reimbursement by the series, the investment adviser voluntarily agreed to maintain the expenses of the series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and ratios would have been:


    Net investment income (loss) ..........   $0.14       $(0.13)     $(0.05)      $ (0.41)
    Ratios (to average net assets):
     Expenses## ...........................    0.88%        1.10%       2.07%        21.44%+
     Net investment income (loss) .........    0.80%        0.82%       0.46%       (18.24)%+

   4. New Discovery Series
   .............................................................................

                                                                           Period Ended
                                                                           December 31,
                                                                              1998*
   ------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout the period):
   Net asset value -- beginning of period ...............................   $  10.00
                                                                            --------
   Income from investment operations# --
    Net investment loss[sec] ............................................   $  (0.04)
    Net realized and unrealized gain on investments and foreign currency        0.26
                                                                            --------
      Total from investment operations ..................................   $   0.22
                                                                            --------
   Net asset value -- end of period .....................................   $  10.22
                                                                            --------
   Total return .........................................................       2.20%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..........................................................       1.17%+
    Net investment loss .................................................      (0.74)%+
   Portfolio turnover ...................................................        130%
   Net assets at end of period (000 omitted) ............................   $  1,138

   --------------

   * For the period from the commencement of the series' investment operations, May 1, 1998, through December 31, 1998.
   +  Annualized.
   ++ Not annualized.
   #  Per share data are based on average shares outstanding.
   ## The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series' expenses are calculated without reduction for this expense offset arrangement.
[sec] Subject to reimbursement by the series, the investment adviser agreed to maintain the expenses of the series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:


    Net investment loss ...........     $(0.28)
    Ratios (to average net assets):
     Expenses## ...................       5.22%+
     Net investment loss ..........      (4.79)%+

   5. Total Return Series
   .............................................................................

                                                                                                   Period Ended
                                                                    Year Ended December 31,        December 31,
                                                                  1998        1997        1996        1995*
   ------------------------------------------------------------------------------------------------------------

   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................  $  16.63     $ 13.71     $ 12.25     $  10.00
                                                               --------     -------     -------     --------
   Income from investment operations# --
    Net investment income[sec] ..............................   $  0.53     $  0.52     $  0.46     $   0.41
    Net realized and unrealized gain on investments and
     foreign currency .......................................      1.49        2.40        1.30          2.32
                                                               --------     --------    --------     --------
      Total from investment operations ......................  $   2.02     $  2.92     $  1.76     $   2.73
                                                               --------     --------    --------     --------
   Less distributions declared to shareholders --
    From net investment income ..............................  $  (0.24)    $    --     $ (0.21)    $  (0.25)
    From net realized gain on investments and foreign
     currency transactions ..................................     (0.29)         --       (0.09)       (0.23)
                                                               --------     -------     -------     --------
      Total distributions declared to shareholders ..........  $  (0.53)    $    --     $ (0.30)    $  (0.48)
                                                               --------     -------     -------     --------
   Net asset value -- end of period .........................  $  18.12     $ 16.63     $13.71      $  12.25
                                                               --------     -------     -------     --------
   Total return .............................................     12.33%      21.30%      14.37%       27.34%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................      1.00%       1.00%       1.00%        1.00%+
    Net investment income ...................................      3.05%       3.25%       3.59%        3.83%+
   Portfolio turnover .......................................       100%         93%         76%          16%
   Net assets at end of period (000 omitted) ................  $171,182     $75,612     $19,250     $  2,797

   ---------------
   * For the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 1995.
   +  Annualized.
   ++ Not annualized.
   #  Per share data are based on average shares outstanding.
   ## The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series' expenses are calculated without reduction for this expense.
[sec] Subject to reimbursement by the series, the investment adviser voluntarily agreed to maintain the expenses of the series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:


    Net investment income ..........  $ 0.54     $ 0.52     $ 0.32      $ 0.22
    Ratios (to average net assets):
     Expenses## ....................    0.91%      1.02%      2.10%       2.49%+
     Net investment income .........    3.14%      3.23%      2.49%       2.09%+

   6. High Income Series
   .............................................................................

                                                                                                         Period Ended
                                                                       Year Ended December 31,           December 31,
                                                                     1998           1997        1996        1995*
   ------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout each
    period):
   Net asset value -- beginning of period ....................    $  12.34        $ 10.87     $ 10.29     $  10.00
                                                                  --------        -------     -------     --------
   Income from investment operations# --
    Net investment income[sec] ...............................    $   1.04        $  0.95     $  0.89     $   0.34
    Net realized and unrealized gain (loss) on investments
     and foreign currency ....................................       (1.02)          0.52        0.32         0.18
                                                                  --------        -------     -------     --------
      Total from investment operations .......................    $   0.02        $  1.47     $  1.21     $   0.52
                                                                  --------        -------     -------     --------
   Less distributions declared to shareholders --
    From net investment income ...............................    $  (0.62)       $    --    $  (0.53)    $  (0.23)
    From net realized gain on investments and foreign
     currency transactions ...................................       (0.21)            --       (0.10)          --
    In excess of net realized gain on investments and
     foreign currency transactions ...........................       (0.00)+++         --          --           --
                                                                  --------        -------    --------     --------
      Total distributions declared to shareholders ...........    $  (0.83)       $    --    $  (0.63)    $  (0.23)
                                                                  --------        -------    --------     --------
   Net asset value -- end of period ..........................    $  11.53        $ 12.34    $  10.87     $  10.29
                                                                  --------        -------    --------     --------
   Total return ..............................................       (0.18)%        13.52%      11.80%        5.25%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ...............................................        1.03%          1.01%       1.01%        1.03%+
    Net investment income ....................................        8.67%          8.17%       8.18%        8.17%+
   Portfolio turnover ........................................         146%           139%        135%          32%
   Net assets at end of period (000 omitted) .................    $ 42,890        $30,662    $ 12,994     $  1,946

   -----------
   * For the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 1995.
   +     Annualized.
   ++    Not annualized.
   +++   Per share amount was less than $0.01.
   #     Per share data are based on average shares outstanding.
   ## The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series' expenses are calculated without reduction for this expense offset arrangement.
   [sec] Subject to reimbursement by the series, the investment adviser agreed to maintain the expenses of the series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and ratios would have been:

    Net investment income ..........   $1.05      $0.93       $0.82      $ 0.20
    Ratios (to average net assets):
     Expenses## ....................     0.96%      1.15%      1.62%      4.38%+
     Net investment income .........     8.74%      8.03%      7.57%      4.82%+

Appendix A                                                Emerging Growth Series


[arrow] Investment Techniques and Practices

        In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                               [check mark]
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                  [check mark]
   Municipal Bonds                                              --
   Speculative Bonds                                  [check mark]
   U.S. Government Securities                         [check mark]
   Variable and Floating Rate Obligations             [check mark]
   Zero Coupon Bonds, Deferred Interest Bonds
    and PIK Bonds                                     [check mark]
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                [check mark]
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
   Open-End Funds                                     [check mark]
   Closed-End Funds                                   [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                      [check mark]
   Options on Futures Contracts                       [check mark]
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                          Capital Opportunities Series


[arrow] Investment Techniques and Practices

        In pursuing its investment objective and investment policies, the Capital Opportunities Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                               [check mark]
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                  [check mark]
   Municipal Bonds                                              --
   Speculative Bonds                                  [check mark]
   U.S. Government Securities                         [check mark]
   Variable and Floating Rate Obligations             [check mark]
   Zero Coupon Bonds, Deferred Interest Bonds and
    PIK Bonds                                         [check mark]
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                        [check mark]
   Depositary Receipts                                [check mark]
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
   Open-End Funds                                     [check mark]
   Closed-End Funds                                   [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                      [check mark]
   Options on Futures Contracts                       [check mark]
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                                   --
  Short Sales Against the Box                         [check mark]
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                             Growth With Income Series


[arrow] Investment Techniques and Practices

        In pursuing its investment objectives and investment policies, the Growth With Income Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                               [check mark]
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                            --
   Municipal Bonds                                              --
   Speculative Bonds                                            --
   U.S. Government Securities                                   --
   Variable and Floating Rate Obligations             [check mark]
   Zero Coupon Bonds, Deferred Interest Bonds and
     PIK Bonds                                        [check mark]
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                [check mark]
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
   Open-End                                           [check mark]
   Closed-End                                         [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                      [check mark]
   Options on Futures Contracts                       [check mark]
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                                   --
  Short Sales Against the Box                         [check mark]
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                                  New Discovery Series


[arrow] Investment Techniques and Practices

        In pursuing its investment objective and investment policies, the New Discovery Series engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                               [check mark]
    Loans and Other Direct Indebtedness                         --
    Lower Rated Bonds                                 [check mark]
    Municipal Bonds                                             --
    Speculative Bonds                                 [check mark]
    U.S. Government Securities                        [check mark]
    Variable and Floating Rate Obligations            [check mark]
    Zero Coupon Bonds, Deferred Interest Bonds and
       PIK Bonds                                      [check mark]
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
    Brady Bonds                                                 --
    Depositary Receipts                               [check mark]
    Dollar-Denominated Foreign Debt Securities        [check mark]
    Emerging Markets                                  [check mark]
    Foreign Securities                                [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products              [check mark]
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
   Open-End                                           [check mark]
   Closed-End                                         [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
    Bank Borrowings                                               *
    Mortgage "Dollar-Roll" Transactions                         --*
    Reverse Repurchase Agreements                               --*
  Options
    Options on Foreign Currencies                     [check mark]
    Options on Futures Contracts                      [check mark]
    Options on Securities                             [check mark]
    Options on Stock Indices                          [check mark]
    Reset Options                                     [check mark]
    "Yield Curve" Options                             [check mark]
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                         [check mark]
  Short Sales Against the Box                         [check mark]
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments            [check mark]
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                                         Growth Series

[arrow] Investment Techniques and Practices

        In pursuing its investment objective and investment policies, the Growth Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                                         --
   Loans and Other Direct Indebtedness
   Lower Rated Bonds                                            --
   Municipal Bonds                                              --
   Speculative Bonds                                            --
   U.S. Government Securities                                   --
   Variable and Floating Rate Obligations             [check mark]
   Zero Coupon Bonds, Deferred Interest Bonds and
    PIK Bonds                                                   --
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                [check mark]
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
    Open-End Funds                                    [check mark]
    Closed-End Funds                                  [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                      [check mark]
   Options on Futures Contracts                       [check mark]
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowing                                 [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                                      --
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                                   Total Return Series

[arrow] Investment Techniques and Practices

        In pursuing its investment objectives and investment policies, the Total Return Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols        [check mark] permitted      -- not permitted
--------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                         [check mark]
    Corporate Asset-Backed Securities                 [check mark]
    Mortgage Pass-Through Securities                  [check mark]
    Stripped Mortgage-Backed Securities               [check mark]
   Corporate Securities                               [check mark]
   Loans and Other Direct Indebtedness                [check mark]
   Lower Rated Bonds                                  [check mark]
   Municipal Bonds                                    [check mark]
   Speculative Bonds                                  [check mark]
   U.S. Government Securities                         [check mark]
   Variable and Floating Rate Obligations             [check mark]
   Zero Coupon Bonds, Deferred Interest Bonds and PIK
    Bonds                                             [check mark]
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                        [check mark]
   Depositary Receipts                                [check mark]
   Dollar-Denominated Foreign Debt Securities         [check mark]
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products              [check mark]
  Inverse Floating Rate Obligations                   [check mark]

  Investment in Other Investment Companies
    Open-End Funds                                    [check mark]
    Closed-End Funds                                  [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                            *
   Reverse Repurchase Agreements                                  *
  Options
   Options on Foreign Currencies                      [check mark]
   Options on Futures Contracts                       [check mark]
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                      [check mark]
   "Yield Curve" Options                              [check mark]
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments            [check mark]
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                                    High Income Series

[arrow] Investment Techniques and Practices

        In pursuing its investment objective and investment policies, the High Income Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                         [check mark]
    Corporate Asset-Backed Securities                 [check mark]
    Mortgage Pass-Through Securities                  [check mark]
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                               [check mark]
   Loans and Other Direct Indebtedness                [check mark]
   Lower Rated Bonds                                  [check mark]
   Municipal Bonds                                              --
   Speculative Bonds                                  [check mark]
   U.S. Government Securities                         [check mark]
   Variable and Floating Rate Obligations             [check mark]
   Zero Coupon Bonds, Deferred Interest Bonds and PIK
    Bonds                                             [check mark]
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                        [check mark]
   Depositary Receipts                                          --
   Dollar-Denominated Foreign Debt Securities         [check mark]
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products              [check mark]
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
   Open-End Funds                                     [check mark]
   Closed-End Funds                                   [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                  *
  Options
   Options on Foreign Currencies                                --
   Options on Futures Contracts                                 --
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                         [check mark]
  Short Sales Against the Box                         [check mark]
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments            [check mark]
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

Appendix A                                                  Global Equity Series

[arrow] Investment Techniques and Practices

        In pursuing its investment objective, the Global Equity Series may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI. Investment techniques and practices which are the principal focus of the series are also described in the Risk Return Summary of the Prospectus.


   Symbols       [check mark] permitted      -- not permitted
-------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                                         --
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                            --
   Municipal Bonds                                              --
   Speculative Bonds                                            --
   U.S. Government Securities                         [check mark]
   Variable and Floating Rate Obligations                       --
   Zero Coupon Bonds, Deferred Interest Bonds
    and PIK Bonds                                               --
  Equity Securities                                   [check mark]
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                [check mark]
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                   [check mark]
   Foreign Securities                                 [check mark]
  Forward Contracts                                   [check mark]
  Futures Contracts                                   [check mark]
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --

  Investment in Other Investment Companies
   Open-End Funds                                     [check mark]
   Closed-End Funds                                   [check mark]
  Lending of Portfolio Securities                     [check mark]
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                      [check mark]
   Options on Futures Contracts                       [check mark]
   Options on Securities                              [check mark]
   Options on Stock Indices                           [check mark]
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                               [check mark]
  Restricted Securities                               [check mark]
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                              [check mark]
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                [check mark]
  Temporary Defensive Positions                       [check mark]
  Warrants                                            [check mark]
  "When-Issued" Securities                            [check mark]

     *May be changed only with shareholder approval.

   MFS[RegTM] VARIABLE INSURANCE TRUST(SM)

   If you want more information about the trust and its series, the following documents are available free upon request:

   Annual/Semiannual Reports. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during its last fiscal year.

   Statement of Additional Information (SAI). The SAI, dated May 1, 1999, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

   You can get free copies of the annual/semiannual reports, the SAI and other information about the trust and its series, and make inquiries about the trust and its series, by contacting:

      MFS Service Center, Inc.
      2 Avenue de Lafayette
      Boston, MA 02111-1738
      Telephone: 1-800-343-2829, ext. 3500
      Internet: http://www.mfs.com

   Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

      Public Reference Room
      Securities and Exchange Commission
      Washington, D.C., 20549-6009

   Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the trust and its series are available on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section at the above address.


       The trust's Investment Company Act file number is 811-8326












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